The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

January 17, 2012

Securities and Exchange Commission
Attn:  Mr. Kevin Rupert
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Division of Investment Management

Re:	Proxy Statement Pursuant to Schedule 14(a) of the Securities Exchange Act of 1934 – Royce Select Fund I, a series of The Royce Fund

Dear Mr. Rupert:

       Enclosed herewith is correspondence responding to comments from the staff given over the telephone on December 19, 2011 regarding the Preliminary Proxy Statement of Royce Select Fund I (the “Fund”).  The Proxy Statement relates to a proposed change to the Fund’s fundamental investment restrictions. Set forth below is the staff's comment and the Fund’s response.

Comment: Add disclosure explaining that the elimination of the fundamental investment restriction removes the requirement for a shareholder vote with respect to future changes to such policy.

Response: The following underlined language has been added to the Proxy Statement:

“The elimination of the fundamental investment restriction would remove the requirement for a shareholder vote to change such investment restriction in the future.  Rather, any future change to this non-fundamental investment restriction would be subject to the approval of the Board of Trustees of the Fund and not less than 30 days prior written notice to the Fund’s shareholders.”

       We believe that the proposed modification to the Proxy Statement is responsive to the staff's comment.  The Fund acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement; (ii) SEC staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the SEC from taking any action with respect to this Proxy Statement; and (iii) it may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary